Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2022
Other Current Assets [Abstract]
Summary of Other Current Assets

	As at March 31
Particulars	2021	2022
Advance to suppliers	47,530	72,877
Prepaid expenses	2,988	4,228
Other assets*	551	877
Total	51,069	77,982

 * As at March 31, 2022, other assets include amount recoverable of USD 117, which is currently in escrow account (refer note 8 (b))